INTEREST BEARING DEPOSITS WITH BANKS (Details) € in Millions, $ in Millions	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Placements [Abstract]
Placements In EUR	€ 1,840		€ 1,815
Placements in other currencies	362		572
Total	2,202	$ 2,399	2,387	[1]
Maturity analysis:
Up to 3 months	1,866		2,049
From 3 months to 1 year	7		8
Over 1 year	329		330
Total	€ 2,202	$ 2,399	€ 2,387	[1]

[1]	Please see Note 43 for information regarding the restatement